Income Tax - Schedule of Concept of Others Corresponds (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Concept of Others Corresponds [Abstract]
Tax on financial transactions	$ 9,850	$ 8,742	$ 8,752
Special deduction for donations to food banks and others	8,583	7,070	7,309
Accounting provision and write-offs of receivables	2,136	(1,993)	3,257
Fines, sanctions, and lawsuits	2,006	2,235	4,121
ICA tax deduction paid after the income tax filing	1,199	(162)	(558)
Taxes assumed and valuation	779	4,161	5,141
Taxable income - recovery of depreciation on sold fixed assets	322	1,495	254
Total	24,875	21,548	28,276
Profit from the sale of fixed assets declared as occasional income	(4,934)	(21,785)	(79,248)
Deduction for hiring personnel with disabilities	(3,577)	(2,599)	(2,485)
Recovery of costs and expenses	(2,596)	(16,772)	(20,098)
Non-deductible taxes	(560)	(356)	(269)
Tax deduction of commercial credit in addition to the accounting			(4,539)
Total	$ (11,667)	$ (41,512)	$ (106,639)